Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued operations [Abstract]
Discontinued Operations
The components of assets and liabilities of discontinued operations in the consolidated balance sheet at December 31, 2022 consisted of the following:
CURRENT ASSETS:	December 31, 2022
Cash and cash equivalents	$41,779,594
Accounts receivable trade, net	10,616,573
Due from related parties	558,328
Inventories	893,568
Prepaid expenses and other assets	915,245
Total current assets of discontinued operations	54,763,308

NON-CURRENT ASSETS:
Vessels, net	92,486,178
Restricted cash	700,000
Due from related parties	1,708,474
Prepaid expenses and other assets	5,199,999
Deferred charges, net	2,621,145
Total non-current assets of discontinued operations	102,715,796

CURRENT LIABILITIES:
Current portion of long-term debt, net	2,606,302
Accounts payable	1,643,468
Accrued liabilities	2,269,281
Total current liabilities of discontinued operations	6,519,051

NON-CURRENT LIABILITIES:
Long-term debt, net	10,463,172
Total non-current liabilities of discontinued operations	10,463,172

The components of the income from discontinued operations for the years ended December 31, 2021 and 2022 and for the period January 1, 2023 through March 7, 2023 in the consolidated statements of comprehensive income consisted of the following:
	Year Ended December 31,	Year Ended December 31,	January 1 through March 7,
	2021	2022	2023
REVENUES:
Time charter revenues	9,115,257	13,656,029	914,000
Voyage charter revenues	15,002,012	51,805,097	7,930
Pool revenues	5,146,999	46,424,742	22,447,344
Total vessel revenues	29,264,268	111,885,868	23,369,274

EXPENSES:
Voyage expenses (including $372,037, $1,437,276, and $294,831 to related party for the years ended December 31, 2021, 2022 and for the period January 1, 2023 through March 7, 2023)	(11,059,518)	(29,319,414)	(374,396)
Vessel operating expenses	(12,361,871)	(21,708,290)	(3,769,132)
Management fees to related parties	(1,853,850)	(2,833,500)	(507,000)
Depreciation and amortization	(3,834,117)	(7,294,476)	(1,493,759)
(Provision) / Recovery of provision for doubtful accounts	—	(266,732)	266,732
Gain on sale of vessel	—	3,222,631	—
Total expenses	(29,109,356)	(58,199,781)	(5,877,555)

Operating income	154,912	53,686,087	17,491,719

OTHER INCOME/(EXPENSES):
Interest and finance costs	(506,012)	(902,572)	(220,061)
Interest income	652	202,612	253,165
Foreign exchange losses / (gains)	15,326	(6,181)	(11,554)
Total other (expenses)/income, net	(490,034)	(706,141)	21,550

Net (loss) / income and comprehensive (loss)/ income from discontinued operations, before taxes	$(335,122)	$52,979,946	$17,513,269
Income taxes	(206,174)	(960,181)	(173,937)
Net (loss) / income and comprehensive (loss)/ income from discontinued operations, net of taxes	$(541,296)	$52,019,765	$17,339,332